Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The Company’s effective income tax differs from the statutory federal rate of 34% at December 31, 2014 due to the following:

Period from August 22, 2014 (Inception) to December 31, 2014
Benefit for income taxes at statutory federal rate	$(1,248,230)
State income tax (benefit), net of federal benefit	(224,752)
Share-based compensation	80,450
Research and development tax credits	(28,288)
Other	13,307
Valuation allowance	1,407,513

Income tax expense	$—

Components Of Deferred Tax Assets

Significant components of the Company’s deferred tax assets at December 31, 2014 are shown below:

December 31, 2014
Deferred tax assets
Intangibles	$731,622
Net operating loss carryforwards	441,622
Research and development tax credit carryforwards	28,288
Accruals	204,608
Other	1,373

Total deferred tax assets	1,407,513
Less valuation allowance	(1,407,513)

Net deferred tax assets	$—